Summary of Significant Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2026
Accounting Policies [Abstract]
Basis of presentation and principle of consolidation

Basis of presentation and principle of consolidation

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. The estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Actual results could differ from the estimates, and as such, differences could be material to these consolidated financial statements.

Cash	Cash Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation.
Short-term investments

Short-term investments

Short-term investments primarily consist of time deposits with original maturities of more than three months but less than one year. These time deposits are classified as short-term investments and carried at amortized cost. Interest income is recognized using the effective interest method and recorded in “Interest income” in the consolidated statements of income. For the years ended April 30, 2025 and 2026, the Company recognized interest income of $10,133 and $4,012, respectively.

Accounts receivable

Accounts receivable

Accounts receivable are recognized and carried at the original invoiced amount less an allowance for credit losses and do not bear interest. The Company adopted ASU No. 2016-13 Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”) on its accounts receivable and records the allowance for credit losses as an offset to accounts receivable, and the estimated credit losses charged to the allowance is recognized under “general and administrative” in the consolidated statements of income and comprehensive income. The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business line or product offered and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for expected credit losses, the Company considers historical collectability based on past due status, the age of the accounts receivable balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Under this accounting guidance, the Company measures credit losses on its accounts receivable using the current expected credit loss model under ASC 326. As of April 30, 2025 and 2026, the Company recorded allowances for expected credit losses against accounts receivable of $25,217 and $25,614, respectively.

Inventories

Inventories

Inventories, consisting of finished goods, are stated at the lower of cost or net realizable value. The cost of inventory is determined using the weighted average cost method. Inventory is written down for damaged and slow-moving goods, which is dependent upon factors such as historical and forecasted customers’ demand. Once inventory is written down, a new, lower cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis. $261,310 and $384,552 inventory write-downs were recognized for the years ended April 30, 2025 and 2026, respectively.

Other current assets

Other current assets

Other current assets consist of interest receivable, which is classified as either current or non-current based on the terms of the respective agreements. Under ASC 326, the Group measures expected credit losses on its other current assets using the current expected loss model. As of April 30, 2025 and April 30, 2024, no allowance for expected credit loss against other current assets was recognized.

Revenue recognition

Revenue recognition

The Company follows the rules and guidance set out under ASC 606, Revenue from Contracts with Customers (“ASC 606”), when recognizing revenue from contracts with customers. The core principle of ASC 606 requires an entity to recognize revenue to depict the transfer of goods to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods recognized as performance obligations are satisfied. In accordance with ASC 606, revenue is recognized when the Company satisfies the performance obligations by delivering the promised goods to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Company identifies each distinct sales transaction as a performance obligation. The recognition and measurement of revenue is based on the assessment of individual contract terms. The Company applies a practical expedient to expense contract acquisition costs as incurred when those costs would be amortized over one year or less. The Company has no material incremental costs of obtaining contracts with customers where the Company expects the benefit of those costs to be longer than one year, which would need to be recognized as assets.

The Company has only one revenue stream, which is the sale of products primarily through cross-border e-commerce platforms. The Company’s revenue is primarily generated from product sales to individual customers through cross-border e-commerce platforms, with a small portion derived from offline sales and sales to corporate customers. The Company’s product portfolio mainly consists of daily necessities, 3C products, and health supplements, and includes both proprietary brands and non-proprietary brands (including brands the Company is authorized to sell).

The Company enters into a distinct agreement with its customers, through sales contract or sales order, to sell products in exchange for sales proceeds. The Company’s promise to sell products to its customers is considered distinct and is identified as one performance obligation.

The Company charges its customers sales proceeds at a fixed amount, which is explicitly stated in the sales contract and sales order and is based on the unit price and quantity supplied to the customer. There is no variable consideration or significant financing component in the sales contract and sales order. Customers are usually required to pay in advance or pay upon delivery. Under certain circumstances, the Company may offer a short payment term of approximately 30 days to its customers. Revenue is recognized at the point in time when control of the product transfers to the customer.

The Company follows the rules and guidance set out in ASC 606 when determining whether it is acting as a principal or an agent in the contract with its customers. The core principle of ASC 606 requires an entity to determine whether the nature of its promise is a performance obligation to provide the goods itself (that is, the entity is a principal) or to arrange for those goods to be provided by the other party (that is, the entity is an agent). The following steps are applied to achieve that core principle:

Step 1: Identify the specified goods to be provided to the customer

Step 2: Assess whether it controls each specified good before that good is transferred to the customer

ASC 606-10-55-39 provides indicators to support an entity’s evaluation of control. The Company recognizes the product sales revenue on a gross basis as the Company is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified goods, subject to inventory risks and has the discretion in establishing prices.

Warranty

Warranty

The Company’s standard contracts typically do not include warranty provisions. The Company provides warranty services in accordance with industry practices and statutory warranty requirements. As such, these warranty services are classified as assurance-type warranties. Since the contract price and term is fixed and enforceable and assurance-type warranty guarantees the functionality of a product and the warranty is not accounted for as a separate performance obligation, thus no transaction price is allocated to it.

Under ASC 460, Guarantees, at the time a sale is recognized, the Company shall record estimated future warranty costs. The Company provides warranty services in accordance with the government-mandated guarantees policy. These estimated costs for warranties are determined at completion and are not for warranties separately sold by the Company. Generally, the estimated claim rates of warranties are based on actual warranty experience or the Company’s best estimate. There were no such reserves for the years ended April 30, 2025 and 2026 because the Company considered that the claim rates of warranties had been immaterial historically and are expected to remain immaterial for the years in question.

Cost of revenue	Cost of revenue Cost of revenue primarily consists of the direct costs of products sold.
Selling and marketing expenses	Selling and marketing expenses Selling and marketing expenses primarily consist of shipping and delivery costs, e-commerce platform fees, and other marketing expenses.
General and administrative expenses

General and administrative expenses

General and administrative expenses mainly consist of staff cost, rent, and depreciation expenses related to general operations, professional service expenses, and other general corporate expenses.

Income taxes

Income taxes

The Company accounts for income taxes under ASC 740, Income Taxes. Provision for income taxes consists of current taxes and deferred taxes.

Current tax is recognized based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is recognized in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the consolidated statements of income and comprehensive income, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company did not have any significant uncertain tax positions nor interest and penalty associated with tax positions as of April 30, 2025 and 2026.

Segment reporting

Segment reporting

In November 2023, the FASB issued Accounting Standards Update, or ASU, 2023-07, Improvements to Reportable Segment Disclosures, which enhances the disclosures required for reportable segments in annual and interim consolidated financial statements, including additional, more detailed information about a reportable segment’s expenses. The standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-07 for the year ended April 30, 2025, retrospectively to all periods presented in its consolidated financial statements. The adoption of this ASU had no material impact on reportable segments identified and had no effect on the Company’s consolidated financial position, results of operations, or cash flow.

Based on the criteria established by ASC 280, Segment Reporting, the Company uses the management approach in determining its operating segments. The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company derives substantially all its revenue from a single principal activity, which is the sale of daily necessities, 3C products, and health supplements. Although these products span multiple brands, end-uses, and geographic markets, they exhibit similar economic characteristics, overlapping customer bases, and consistent cost structures. In addition, the CODM assesses performance based on Company-wide metrics, including revenue, gross profit, and operating expenses, and makes all significant operating, financing, and investment decisions at the consolidated level. Accordingly, management has determined that the Company has one operating segment and therefore one reportable segment.

Comprehensive income

Comprehensive income

Comprehensive income is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income refers to revenue, expenses, gains, and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currency.

Earnings per share

Earnings per share

Earnings per share (“EPS”) are computed in accordance with ASC Topic 260, Earnings per Share (“ASC 260”). Basic EPS is computed by dividing the income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares.

Translation of foreign currencies

Translation of foreign currencies

The Company’s principal place of operations is Hong Kong. The functional currency of the Company is Hong Kong Dollars (“HKD” or “HK$”). The Company’s consolidated financial statements are presented in U.S. dollars (“US$” or “$”). The results of operations and the consolidated statements of cash flows, denominated in the functional currency, are translated to U.S. dollars at the average rate of exchange during the reporting period. Assets and liabilities denominated in the functional currency at the balance sheet dates are translated to U.S. dollars at the applicable rates of exchange in effect at those dates. The equity, denominated in the functional currency, is translated to U.S. dollars at the historical rate of exchange at the time of the transaction. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income in the consolidated statements of changes in shareholders’ equity. Exchange differences arising from the translation of the Company’s results and financial position into U.S. dollars are recognized in other comprehensive income.

The following table outlines the exchange rates between Hong Kong dollars and U.S. dollars that are used in preparing these consolidated financial statements:

HKD
Exchange rates on April 30, 2026	7.8334
Average exchange rates for the year ended April 30, 2026	7.7950
Exchange rates on April 30, 2025	7.7548
Average exchange rates for the year ended April 30, 2025	7.7891

Fair value of financial instruments

Fair value of financial instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 —	Quoted prices in active markets for identical assets and liabilities.
Level 2 —	Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
Level 3 —	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies, and similar techniques that use significant unobservable inputs.

As of April 30, 2025 and 2026, the Company’s financial instruments primarily consisted of cash, accounts receivable, other current assets, amounts due to a related party, and accrued expenses and other current liabilities. For these financial instruments, the carrying amounts approximate their fair values due to the short-term nature of these instruments.

Related parties

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Recent accounting pronouncements

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the JOBS Act), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies. Therefore, the Company’s financial statements may not be comparable to those of companies that comply with public company effective dates.

Recent accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosure. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosure about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Both early adoption and retrospective application are permitted. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments — Credit Losses (Topic 326). The amendments in this update provide all entities with a practical expedient and provide entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and comprehensive income, and statements of cash flows.